Consolidated Balance Sheets (Unaudited) ¥ in Thousands, $ in Thousands	Sep. 30, 2024 CNY (¥)	Sep. 30, 2024 USD ($)	Mar. 31, 2024 CNY (¥)
Current assets
Cash and cash equivalents	¥ 105,345	$ 15,012	¥ 76,675
Restricted cash	500	71	500
Accounts receivable, net	35,258	5,024	30,240
Prepaid expenses and other current assets, net	477,039	67,978	457,654
Amount due from related parties	547	78	553
Inventories	12,570	1,791	11,026
Assets related to discontinued operation			1,438
Total current assets	631,259	89,954	578,086
Non-current assets
Property and equipment, net	50,996	7,267	54,188
Operating lease right-of-use assets, net	8,058	1,148	9,781
Finance lease right-of-use assets, net	6,217	886	6,460
Intangible assets, net	647	92	662
Deferred loss on sale-leaseback	688	98	767
Non-current assets related to discontinued operation			3
Total non-current assets	66,606	9,491	71,861
Total assets	697,865	99,445	649,947
Current liabilities
Accounts payable	129,624	18,471	106,092
Short-term borrowings	58,997	8,407	56,949
Current portion of government grants	1,812	258	1,812
Amount due to related parties	35,182	5,013	35,244
Lease liability	7,122	1,015	6,824
Other payables and accrued liabilities	75,610	10,774	63,951
Income tax payables	(41)	(6)	18
Current liabilities related to discontinued operation			1,929
Total current liabilities	308,306	43,932	272,819
Non-current liabilities
Government grants	3,434	490	4,342
Deferred tax liability	125	18	125
Lease liability - non-current	6,415	914	10,054
Total non-current liabilities	9,974	1,422	14,521
Total liabilities (including amounts of the consolidated VIEs without recourse to the Company of RMB230,819 and RMB272,954 as of March 31, 2024 and September 30, 2024, respectively)	318,280	45,354	287,340
Commitments and contingencies
Shareholder’s equity
Preference share, par value US$0.0001; Authorized:10,000,000 shares; none issued and outstanding as of March 31, 2024 and September 30, 2024
Ordinary shares, par value US$0.0001; Authorized: 990,000,000 shares; Issued and outstanding: 392,113,953 shares as of March 31, 2024 and 13,567,793 shares as of September 30, 2024	18	3	12
Additional paid-in capital	716,939	102,163	573,881
Accumulated deficit	(336,145)	(47,900)	(208,828)
Accumulated other comprehensive income	3,964	565	2,733
Total UTime Limited shareholder’s equity	384,776	54,831	367,798
Non-controlling interests	(5,191)	(740)	(5,191)
Total shareholders’ equity	379,585	54,091	362,607
Total liabilities and shareholders’ equity	¥ 697,865	$ 99,445	¥ 649,947